Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2017
Summary of Maximum Potential Amount of Future Payments under Guarantees

The table below summarizes the maximum potential amount of future payments by type of guarantee at March 31, 2017 and September 30, 2017. The maximum potential amount of future payments disclosed below represents the contractual amounts that could be required to be repaid in the event of the guarantees being executed, without consideration of possible recoveries under recourse provisions or from collateral held. With respect to written options included in derivative financial instruments in the table below, in theory, the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2017	September 30, 2017
	(in billions of yen)
Performance guarantees	2,243	2,363
Guarantees on loans	278	259
Guarantees on securities	175	174
Other guarantees	1,823	1,933
Guarantees for the repayment of trust principal	730	642
Liabilities of trust accounts	15,177	15,288
Derivative financial instruments	14,415	13,080

Summary of Contractual Amounts with Regard to Undrawn Commitments

The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in billions of yen)
Commitments to extend credit (Note)	76,678	77,100
Commercial letters of credit	522	622

Total	77,200	77,722

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees

The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2017 and September 30, 2017:

	March 31, 2017	September 30, 2017
	(in billions of yen)
Investment grade	3,477	3,808
Non-investment grade	1,042	921

Total	4,519	4,729

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.